UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Spectrum Asset Management, Inc.
Address: 2 High Ridge Park

         Stamford, CT  06905

13F File Number:  28-11300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lisa D. Crossley
Title:     Director of Compliance
Phone:     (203)322-0189

Signature, Place, and Date of Signing:

     Lisa D. Crossley     Stamford, CT     August 10, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     20

Form13F Information Table Value Total:     $363,541 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBEY NATL PLC                 GDR 7.375% PRF   002920809    13801   549400 SH       SOLE                   549400        0        0
BARCLAYS BK PLC                ADR 2 PREF 2     06739F390     5413   211871 SH       SOLE                   211871        0        0
BLACKROCK PFD & CORPORATE IN   COM              09255J101    15529   759900 SH       SOLE                   759900        0        0
BLACKROCK PFD INCOME STRATEG   COM              09255H105    53860  2765600 SH       SOLE                  2765600        0        0
BLACKROCK PFD OPPORTUNITY TR   COM SHS          09249V103     3230   135500 SH       SOLE                   135500        0        0
CORTS TR VI IBM DEB            CTF CAL 6.375%   22080F202     6359   258500 SH       SOLE                   258500        0        0
FLAHERTY & CRMN/CLYMR PFD SE   COM SHS          338478100    58948  2888200 SH       SOLE                  2888200        0        0
FLAHERTY & CRMRN CLYMRE T R    COM              338479108    21500  1054950 SH       SOLE                  1054950        0        0
HANCOCK JOHN PFD INCOME FD     SH BEN INT       41013W108      857    36000 SH       SOLE                    36000        0        0
HANCOCK JOHN PFD INCOME FD I   COM              41021P103    54161  2489000 SH       SOLE                  2489000        0        0
HANCOCK JOHN PFD INCOME FD I   COM              41013X106     1382    58000 SH       SOLE                    58000        0        0
HSBC HLDGS PLC                 ADR A 1/40PF A   404280604    10177   426701 SH       SOLE                   426701        0        0
NATIONAL WESTMINSTER BK PLC    SPON ADR C       638539882      801    31100 SH       SOLE                    31100        0        0
PRUDENTIAL PLC                 PER SUB 6.50%    G7293H189    11781   474088 SH       SOLE                   474088        0        0
PRUDENTIAL PLC                 6.75%SUB REG S   G7293H114    28054  1117709 SH       SOLE                  1117709        0        0
ROYAL BK SCOTLAND GROUP PLC    SPON ADR SER H   780097879     1776    70000 SH       SOLE                    70000        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR L RP PF   780097788    14117   636744 SH       SOLE                   636744        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS R   780097747     9620   406748 SH       SOLE                   406748        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SER N   780097770    40156  1659342 SH       SOLE                  1659342        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS Q   780097754    12019   473750 SH       SOLE                   473750        0        0